Loan Receivable, Net (Details) - Loan Agreement [Member]	12 Months Ended
	Mar. 31, 2025 USD ($)	Jan. 10, 2025 USD ($)	Jan. 10, 2025 HKD ($)
Loan Receivable, Net [Line Items]
Short-term loan		$ 128,320	$ 1,000,000
Interest rate		8.00%	8.00%
Interest income	$ 13,846